Annual Total Returns[BarChart] - DWS ESG Global Bond Fund - INST Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.06%	(2.72%)	8.66%	(2.31%)	0.43%	(1.46%)	3.42%	6.76%	(3.04%)	9.30%